Schedule of Investments
March 31, 2021 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 97.08%

Communications Equipment - 5.37%
Zebra Technologies Corp. Class A (2)	700	339,626

Electronic Computers - 4.63%
Apple, Inc.	2,400	293,160

Hospital & Medical Service Plans - 3.23%
UnitedHealth Group, Inc.	550	204,638

Insurance Agents, Brokers & Services - 3.75%
Arthur J. Gallagher & Co.	1,900	237,063

Mineral Royalty Traders- 3.40%
Royal Gold, Inc.	2,000	215,240

Motors & Generators- 3.62%
Generac Holdings, Inc. (2)	700	229,215

Orthopedic, Prosthetic & Surgical Appliances & Supplies- 3.30%
Edwards Lifesciences Corp. (2)	2,500	209,100

Pharmaceutical Preparations - 3.73%
Zoetis, Inc. Class A	1,500	236,220

Railroads, Line-Haul Operating - 3.48%
Union Pacific Corp.	1,000	220,410

Retail-Auto & Home Supply Stores - 4.01%
O'Reilly Automotive, Inc. (2)	500	253,625

Retail-Catalog & Mail-Order Houses - 0.00%
Amazon.com, Inc. (2)	60	185,645

Retail-Lumber & Other Building Materials Dealers - 4.82%
Home Depot, Inc.	1,000	305,250

Retail-Variety Stores - 3.52%
Dollar General Corp.	1,100	222,882

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.88%
Intercontinental Exchange, Inc.	2,200	245,696

Services-Business Services, NEC - 8.90%
MasterCard, Inc. Class A	900	320,445
PayPal Holdings, Inc. (2)	1,000	242,840

		563,285

Services-Consumer Credit Reporting, Collection Agencies - 4.46%
S&P Global, Inc.	800	282,296

Servies-Prepackaged Software - 10.37%
Adobe, Inc. (2)	500	237,685
Intuit, Inc.	600	229,836
Microsoft Corp.	800	188,616

		656,137

Services-To Dwellings & Other Buildings - 2.72%
Rollins, Inc.	5,000	172,100

Software - Infrastructure - 4.08%
Fortinet, Inc. (2)	1,400	258,188

Specialty Chemicals- 4.66%
Sherwin-Williams Co.	400	295,204

Surgical & Medical Instruments- 3.85%
Stryker Corp.	1,000	243,580

Wholesale-Misc Durable Goods- 4.36%
Pool Corp.	800	276,192

Total Common Stocks	(Cost $ 3,511,588)	6,144,752

Short-Term Invesments - 2.08%

Huntington Conservative Deposit Account, 0.02% (3)	131,611	131,611

Total Short Term Investments	(Cost $ 131,611)	131,611

Total Investments - 99.16%	(Cost $ 3,643,198 )	6,276,363

Other Assets in Excess of Liabilities (0.84%)		53,071

Total Net Assets - 100.00%		6,329,434

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$6,276,363	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,276,363	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2021